Subsequent events	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

NOTE 17   Subsequent events

Bond issue

On January 15, 2019, Orange issued:

–  650 million euros maturing in January 2022 bearing interest of 0.5%;

–  1,250 million euros maturing July 2024, bearing interest of 1.125%;

–  1,250 million euros maturing in January 2029 bearing interest of 2%;

–  750 million pounds sterling maturing in January 2032 bearing interest of 3.25%.

Acquisition of SecureData

On February 1, 2019, Orange announced the acquisition of 100% of the capital of the SecureData Group and its subsidiary SensePost. SecureData is the largest independent supplier of cyber security services in the United Kingdom, the biggest market in Europe.